Foreign Operations (Tables)	3 Months Ended
Mar. 31, 2023
Foreign Operations
Schedule of financial data by geographic area

	United States	Canada	India	Philippines	Eliminations	Total
For the Period Ended March 31, 2023 (Successor):
Revenues by geographic area	$272	$70	$-	$196	$(196)	$342
Operating income (loss) by geographic area	$(486)	$(158)	$-	$157	$-	$(487)
Net income (loss) by geographic area	$2,780	$(158)	$-	$157	$(21)	$2,758

For the Period Ended March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$-	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$-	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$-	$3	$-	$(4,380)

For the Three Months Ended March 31, 2022 (Predecessor):
Revenues by geographic area	$2,167	$601	$270	$-	$(456)	$2,582
Operating income (loss) by geographic area	$(650)	$(1,008)	$72	$-	$14	$(1,572)
Net income (loss) by geographic area	$(519)	$(1,139)	$(27)	$-	$14	$(1,671)

As of March 31, 2023 (Successor)
Identifiable assets by geographic area	$75,059	$991	$-	$405	$(71)	$76,384
Long lived assets by geographic area	$20,817	$417	$-	$222	$-	$21,455
Goodwill by geographic area	$44,122	$-	$-	$-	$-	$44,122

As of December 31, 2022 (Predecessor)
Identifiable assets by geographic area	$24,591	$5,484	$228	$415	$(1,438)	$29,280
Long lived assets by geographic area	$15,558	$4,788	$98	$215	$-	$20,659
Goodwill by geographic area	$-	$-	$-	$-	$-	$-